UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10431

InvestEd Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.     SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS InvestEd Aggressive Portfolio (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Core Equity Fund, Class N	55	$1,010
Ivy Corporate Bond Fund, Class N	18	110
Ivy Emerging Markets Equity Fund, Class N	73	1,389
Ivy Global Bond Fund, Class N	6	55
Ivy Government Securities Fund, Class N	188	984
Ivy High Income Fund, Class N	15	111
Ivy International Core Equity Fund, Class N	155	3,069
Ivy Large Cap Growth Fund, Class N	84	2,304
Ivy LaSalle Global Real Estate Fund, Class N	40	434
Ivy Limited-Term Bond Fund, Class N	52	550
Ivy Mid Cap Growth Fund, Class N	46	1,372
Ivy Mid Cap Income Opportunities Fund, Class N	105	1,564
Ivy ProShares MSCI ACWI Index Fund, Class N	263	3,106
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	56	612
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	151	1,803
Ivy Securian Core Bond Fund, Class N	37	387
Ivy Small Cap Core Fund, Class N	5	111
Ivy Small Cap Growth Fund, Class N	19	523
Ivy Value Fund, Class N	108	2,777

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$22,271
(Cost: $21,121)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.470%, 10–5–18 (A)	$54	54

TOTAL SHORT-TERM SECURITIES – 0.2%		$54
(Cost: $54)

TOTAL INVESTMENT SECURITIES – 100.1%		$22,325
(Cost: $21,175)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(23)

NET ASSETS – 100.0%		$22,302

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$22,271	$—	$—
Short-Term Securities	—	54	—
Total	$22,271	$54	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$21,175

Gross unrealized appreciation	1,376
Gross unrealized depreciation	(226)

Net unrealized appreciation	$1,150

SCHEDULE OF INVESTMENTS InvestEd Balanced Portfolio (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Core Equity Fund, Class N	115	$2,093
Ivy Corporate Bond Fund, Class N	204	1,226
Ivy Emerging Markets Equity Fund, Class N	166	3,179
Ivy Global Bond Fund, Class N	107	1,019
Ivy Government Securities Fund, Class N	2,497	13,062
Ivy High Income Fund, Class N	194	1,446
Ivy International Core Equity Fund, Class N	370	7,332
Ivy Large Cap Growth Fund, Class N	233	6,433
Ivy LaSalle Global Real Estate Fund, Class N	75	808
Ivy Limited-Term Bond Fund, Class N	890	9,430
Ivy Mid Cap Growth Fund, Class N	120	3,621
Ivy Mid Cap Income Opportunities Fund, Class N	279	4,164
Ivy ProShares MSCI ACWI Index Fund, Class N	631	7,454
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	114	1,248
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	474	5,673
Ivy Securian Core Bond Fund, Class N	630	6,566
Ivy Small Cap Core Fund, Class N	9	208
Ivy Small Cap Growth Fund, Class N	39	1,091
Ivy Value Fund, Class N	259	6,628

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$82,681
(Cost: $80,155)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.470%, 10–5–18 (A)	$168	168

TOTAL SHORT-TERM SECURITIES – 0.2%		$168
(Cost: $168)

TOTAL INVESTMENT SECURITIES – 100.1%		$82,849
(Cost: $80,323)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(83)

NET ASSETS – 100.0%		$82,766

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$82,681	$—	$—
Short-Term Securities	—	168	—
Total	$82,681	$168	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$80,323

Gross unrealized appreciation	3,751
Gross unrealized depreciation	(1,225)

Net unrealized appreciation	$2,526

SCHEDULE OF INVESTMENTS InvestEd Conservative Portfolio (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Core Equity Fund, Class N	69	$1,255
Ivy Corporate Bond Fund, Class N	305	1,835
Ivy Emerging Markets Equity Fund, Class N	83	1,583
Ivy Global Bond Fund, Class N	149	1,420
Ivy Government Securities Fund, Class N	3,739	19,553
Ivy High Income Fund, Class N	276	2,061
Ivy International Core Equity Fund, Class N	225	4,462
Ivy Large Cap Growth Fund, Class N	186	5,135
Ivy LaSalle Global Real Estate Fund, Class N	56	605
Ivy Limited-Term Bond Fund, Class N	1,351	14,319
Ivy Mid Cap Growth Fund, Class N	85	2,551
Ivy Mid Cap Income Opportunities Fund, Class N	167	2,495
Ivy ProShares MSCI ACWI Index Fund, Class N	384	4,544
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	57	623
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	403	4,824
Ivy Securian Core Bond Fund, Class N	943	9,822
Ivy Small Cap Core Fund, Class N	9	206
Ivy Small Cap Growth Fund, Class N	15	434
Ivy Value Fund, Class N	178	4,548

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$82,275
(Cost: $81,156)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.470%, 10–5–18 (A)	$182	182

TOTAL SHORT-TERM SECURITIES – 0.2%		$182
(Cost: $182)

TOTAL INVESTMENT SECURITIES – 100.2%		$82,457
(Cost: $81,338)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(159)

NET ASSETS – 100.0%		$82,298

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$82,275	$—	$—
Short-Term Securities	—	182	—
Total	$82,275	$182	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$81,338

Gross unrealized appreciation	2,641
Gross unrealized depreciation	(1,522)

Net unrealized appreciation	$1,119

SCHEDULE OF INVESTMENTS InvestEd Fixed Income Portfolio (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Corporate Bond Fund, Class N	76	$458
Ivy Global Bond Fund, Class N	143	1,363
Ivy Government Money Market Fund, Class N	8,045	8,045
Ivy Government Securities Fund, Class N	876	4,583
Ivy Limited-Term Bond Fund, Class N	2,736	29,000
Ivy Securian Core Bond Fund, Class N	240	2,506

TOTAL AFFILIATED MUTUAL FUNDS – 100.1%		$45,955
(Cost: $46,843)

SHORT-TERM SECURITIES	Principal
Master Note – 1.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.470%, 10–5–18 (A)	$458	458

TOTAL SHORT-TERM SECURITIES – 1.0%		$458
(Cost: $458)

TOTAL INVESTMENT SECURITIES – 101.1%		$46,413
(Cost: $47,301)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%		(513)

NET ASSETS – 100.0%		$45,900

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$45,955	$—	$—
Short-Term Securities	—	458	—
Total	$45,955	$458	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$47,301

Gross unrealized appreciation	—
Gross unrealized depreciation	(888)

Net unrealized depreciation	$(888)

SCHEDULE OF INVESTMENTS InvestEd Growth Portfolio (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Core Equity Fund, Class N	254	$4,634
Ivy Corporate Bond Fund, Class N	216	1,296
Ivy Emerging Markets Equity Fund, Class N	329	6,294
Ivy Global Bond Fund, Class N	101	965
Ivy Government Securities Fund, Class N	2,601	13,604
Ivy High Income Fund, Class N	219	1,638
Ivy International Core Equity Fund, Class N	780	15,467
Ivy Large Cap Growth Fund, Class N	420	11,578
Ivy LaSalle Global Real Estate Fund, Class N	178	1,919
Ivy Limited-Term Bond Fund, Class N	920	9,756
Ivy Mid Cap Growth Fund, Class N	202	6,091
Ivy Mid Cap Income Opportunities Fund, Class N	487	7,272
Ivy ProShares MSCI ACWI Index Fund, Class N	1,333	15,755
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	300	3,295
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	780	9,331
Ivy Securian Core Bond Fund, Class N	499	5,200
Ivy Small Cap Core Fund, Class N	28	656
Ivy Small Cap Growth Fund, Class N	98	2,759
Ivy Value Fund, Class N	538	13,794

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$131,304
(Cost: $125,571)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.470%, 10–5–18 (A)	$277	277

TOTAL SHORT-TERM SECURITIES – 0.2%		$277
(Cost: $277)

TOTAL INVESTMENT SECURITIES – 100.2%		$131,581
(Cost: $125,848)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(204)

NET ASSETS – 100.0%		$131,377

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$131,304	$—	$—
Short-Term Securities	—	277	—
Total	$131,304	$277	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$125,848

Gross unrealized appreciation	7,319
Gross unrealized depreciation	(1,586)

Net unrealized appreciation	$5,733

SCHEDULE OF INVESTMENTS InvestEd Income Portfolio (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Core Equity Fund, Class N	28	$519
Ivy Corporate Bond Fund, Class N	378	2,273
Ivy Emerging Markets Equity Fund, Class N	51	982
Ivy Global Bond Fund, Class N	237	2,264
Ivy Government Securities Fund, Class N	4,636	24,244
Ivy High Income Fund, Class N	239	1,787
Ivy International Core Equity Fund, Class N	164	3,255
Ivy Large Cap Growth Fund, Class N	154	4,234
Ivy LaSalle Global Real Estate Fund, Class N	46	499
Ivy Limited-Term Bond Fund, Class N	3,395	35,987
Ivy Mid Cap Growth Fund, Class N	70	2,104
Ivy Mid Cap Income Opportunities Fund, Class N	138	2,060
Ivy ProShares MSCI ACWI Index Fund, Class N	282	3,329
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	47	514
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	304	3,638
Ivy Securian Core Bond Fund, Class N	898	9,358
Ivy Small Cap Core Fund, Class N	11	256
Ivy Small Cap Growth Fund, Class N	10	268
Ivy Value Fund, Class N	160	4,094

TOTAL AFFILIATED MUTUAL FUNDS – 100.1%		$101,665
(Cost: $101,666)

SHORT-TERM SECURITIES	Principal
Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.470%, 10–5–18 (A)	$362	362

TOTAL SHORT-TERM SECURITIES – 0.4%		$362
(Cost: $362)

TOTAL INVESTMENT SECURITIES – 100.5%		$102,027
(Cost: $102,028)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(498)

NET ASSETS – 100.0%		$101,529

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$101,665	$—	$—
Short-Term Securities	—	362	—
Total	$101,665	$362	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$102,028

Gross unrealized appreciation	1,893
Gross unrealized depreciation	(1,894)

Net unrealized depreciation	$(1)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

InvestEd Portfolios (Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: November 28, 2018

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 28, 2018